Segments of Operations - Revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net investment income	$ 1,376	$ 1,230	$ 1,139
Other income	108	105	100
Revenues before realized gains	1,508	1,356	1,262
Realized gains (losses) on securities	(9)	(16)	35
Total revenues	1,499	1,340	1,297
Annuity
Segment Reporting Information [Line Items]
Net investment income	1,355	1,211	1,120
Other income	104	100	94
Revenues before realized gains	1,459	1,311	1,214
Run-off Life
Segment Reporting Information [Line Items]
Revenues before realized gains	$ 49	$ 45	$ 48